Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2017	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	¥ 18,835	¥ 21,509
Fair value of derivative liabilities	[1],[2],[3]	18,562	20,818
Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	14,242	16,491
Fair value of derivative liabilities	[1],[2],[3]	14,328	16,278
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	4,301	4,696
Fair value of derivative liabilities	[1],[2],[3]	4,084	4,335
Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	188	183
Fair value of derivative liabilities	[1],[2],[3]	182	212
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	35	75
Fair value of derivative liabilities	[1],[2],[3]	31	71
Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	67	61
Fair value of derivative liabilities	[1],[2],[3]	58	54
Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	2	3
Fair value of derivative liabilities	[1],[2],[3],[4]	(121)	(132)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	18,833	21,500
Fair value of derivative liabilities	[1],[2],[5]	18,539	20,816
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	14,240	16,482
Fair value of derivative liabilities	[1],[2],[5]	14,305	16,276
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	4,301	4,696
Fair value of derivative liabilities	[1],[2],[5]	4,084	4,335
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	188	183
Fair value of derivative liabilities	[1],[2],[5]	182	212
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	35	75
Fair value of derivative liabilities	[1],[2],[5]	31	71
Not Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	67	61
Fair value of derivative liabilities	[1],[2],[5]	58	54
Not Designated as Hedging Instrument [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	2	3
Fair value of derivative liabilities	[1],[2],[4],[5]	(121)	(132)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	2	9
Fair value of derivative liabilities	[1],[2],[6]	23	2
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	2	9
Fair value of derivative liabilities	[1],[2],[6]	23	2
Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[4],[6]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.